LEASES (Future Minimum Revenues on Charters-Out) (Details) - Charters-Out [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
2018	$ 6,218
Future minumum revenues	$ 6,218
2018, revenue days	604 days
Revenue Days	604 days